LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term borrowings by type
Unsecured long-term loans and borrowings		¥ 2,844
Secured long-term loans and borrowings	¥ 1,898,377	1,050,638
Long-term borrowings	¥ 1,898,377	¥ 1,053,482
Weighted average interest rates of long-term borrowings	8.16%	8.73%	10.20%